Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets [Abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS

	December 31, 2022	December 31, 2021
Receivables from asset sales, net of loss allowance(a)(b)	$20,965	$10,321
VAT receivables (note 7)	18,800	8,845
Investment in PGI(c)	2,294	2,294
Derivative assets(b) (note 14(a))	525	218
Other	4,733	3,935
	$47,317	$25,613
(a)Receivable from Bear Creek
In connection with the sale of Mercedes (note 5(a)), the Company has a promissory note receivable from Bear Creek for the Deferred Payment. On October 26, 2022, the Company and Bear Creek amended the terms of the Deferred Payment to, amongst other things, extend the maturity date of the promissory note to October 21, 2024 (the “Bear Creek Note”).
The Bear Creek Note is subject to an annual interest rate of 15.0%, compounded annually. Monthly principal and interest payments will commence on February 1, 2023 equal to 50% of Bear Creek’s monthly free cash flows, calculated as consolidated revenue, less operating expenditures, capital expenditures, taxes paid, reclamation expenditures, metal stream obligations, scheduled debt service payments, and changes in consolidated working capital, subject to a minimum monthly repayment of $0.5 million. Any remaining outstanding principal and accrued interest will be due on maturity.
The amount owing under the Bear Creek Note is secured by a pledge of the shares and other equity interests in the Bear Creek holding companies that own Mercedes, the Corani silver-lead-zinc project and other major assets or projects acquired by Bear Creek or its subsidiaries in the future. Bear Creek may prepay, without penalty, any portion of the Bear Creek Note at any time before the maturity date.
On amendment, the Company recognized a modification gain of $1.9 million to reflect the adjusted amortized cost of the receivable. At December 31, 2022, the carrying amount of the Bear Creek Note was $25.3 million, of which $19.9 million is included in other non-current assets and $5.4 million is included in trade and other receivables.
(b)Receivable from PGI
In connection with the sale of Pilar (note 5(e)), the Company has a note receivable from PGI for the Third Installment. On November 30, 2021, the Company and PGI entered into an amending agreement (the “Amending Agreement”) that extended the Third Installment Maturity Date from November 30, 2021 to November 30, 2023.
The amount owing under the Third Installment is subject to an annual interest rate of 5%, compounded monthly, and secured by a pledge of all the issued and outstanding shares of the corporation that owns Pilar; credit rights, accounts, material contracts, equipment, machinery, inventory, gold production, real estate properties and mining concessions relating to Pilar; and a conditional assignment of mineral rights.
During the year ended December 31, 2021, the Company recognized an impairment loss of $7.5 million in respect of expected credit losses on the note receivable in other (expense) income. At December 31, 2022, the carrying amount of the Third Installment note receivable of $8.8 million was included in trade and other receivables (2021 – $7.6 million included in other non-current assets).
Pursuant to the Amending Agreement, PGI agreed to deliver to the Company four quarterly deliveries of 300 ounces of refined gold each, subject to adjustments based on the market price of gold, commencing on June 30, 2022. Effective November 18, 2022, the Company and PGI entered into a second amending agreement to defer the commencement date of the four quarterly gold deliveries to June 30, 2023. At December 31, 2022, the fair value of the gold deliveries was $1.2 million (2021 – $1.0 million), of which $0.8 million (2021 – $0.7 million) is included within current derivative assets.
(c)Investment in PGI
The Company has an equity interest in PGI (note 5(e)) which is classified as a financial asset measured at FVOCI with changes in fair value recognized in OCI. During the year ended December 31, 2022, the Company recognized a loss of nil (2021 – $2.5 million) in OCI on remeasurement of the fair value of the equity securities.